Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock [Member] Redeemable Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock to be Issued [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 300	$ 4	$ 10,042	$ 30	$ (10,602)	$ 116	$ (410)
Beginning Balance, shares at Dec. 31, 2019	10,344,828	35,449,400
Conversion Preferred Stock to Common Stock	$ (300)	$ 1	299				300
Conversion Preferred Stock to Common Stock, shares	(10,344,828)	10,344,828
Issuance of Common Stock		$ 86	91				177
Issuance of Common Stock, shares		864,997,122
Issuance of Common Stock to service provider		$ 3	9,155				9,158
Issuance of Common Stock to Service Provider, shares		29,633,186
Waiver of fee by related party			11				11
Warrants issued in connection with convertible notes			302				302
Issuance of Common Stock in exchange investment in marketable securities			514				514
Issuance of Common Stock in exchange investment in marketable securities, shares		2,143,470
Other comprehensive income						(10)	(10)
Net loss for the period					(8,639)		(8,639)
Ending balance, value at Dec. 31, 2020		$ 94	20,414	30	(19,241)	106	1,403
Ending Balance, shares at Dec. 31, 2020		942,568,006
Net loss for the period					(2,100)		(2,100)
Ending balance, value at Mar. 31, 2021		$ 94	20,414	30	(21,341)	106	(697)
Ending Balance, shares at Mar. 31, 2021		942,568,006
Beginning balance, value at Dec. 31, 2020		$ 94	20,414	30	(19,241)	106	1,403
Beginning Balance, shares at Dec. 31, 2020		942,568,006
Modification of warrants in connection with convertible loan restructuring (Note 5)			361				361
Warrants issued in connection with convertible notes			172				172
Classification of embedded conversion feature from liability to equity (Note 5)			670				670
Commitment for issuance of fixed number of ordinary shares				14			14
Share based compensation			456				456
Net loss for the period					(4,516)		(4,516)
Ending balance, value at Dec. 31, 2021		$ 94	22,073	44	(23,757)	106	(1,440)
Ending Balance, shares at Dec. 31, 2021		942,568,006
Extinguishment of convertible note			(162)				(162)
Warrants issued in connection with convertible notes			100				100
Other comprehensive income						6	6
Share based compensation			32				32
Net loss for the period					(729)		(729)
Ending balance, value at Mar. 31, 2022		$ 94	$ 22,043	$ 44	$ (24,486)	$ 112	$ (2,193)
Ending Balance, shares at Mar. 31, 2022		942,568,006